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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-08448

                      Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J  Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Emerging Markets Fund

 Schedule of Investments  2/28/11 (unaudited)

 Shares

 Value

 PREFERRED STOCKS - 7.2%

 Energy - 1.6%

 Integrated Oil & Gas - 0.7%

 272,300

 Petrobras Brasileiro SA PFD *

 $

 4,672,768

 Oil & Gas Storage & Transportation - 0.8%

 297,340

 Ultrapar Participacoes SA *

 $

 4,691,551

 Total Energy

 $

 9,364,319

 Transportation - 0.9%

 Airlines - 0.9%

 255,224

 Tam SA *

 $

 5,365,792

 Total Transportation

 $

 5,365,792

 Retailing - 0.5%

 General Merchandise Stores - 0.5%

 389,353

 Lojas Americanas SA *

 $

 3,127,831

 Total Retailing

 $

 3,127,831

 Food Beverage & Tobacco - 2.1%

 Brewers - 2.1%

 462,374

 Companhia de Bebidas Das - Prf *

 $

 12,371,276

 Total Food Beverage & Tobacco

 $

 12,371,276

 Semiconductors - 1.1%

 Semiconductors - 1.1%

 12,341

 Samsung Electronics Co., Ltd. *

 $

 6,673,452

 Total Semiconductors

 $

 6,673,452

 Utilities - 0.9%

 Electric Utilities - 0.9%

 217,155

 Cia Paranaense de Energia

 $

 5,425,287

 Total Utilities

 $

 5,425,287

 TOTAL PREFERRED STOCKS

 (Cost  $39,731,179)

 $

 42,327,957

 COMMON STOCKS - 88.1%

 Energy - 12.7%

 Coal & Consumable Fuels - 1.8%

 38,724,500

 Adaro Energy PT

 $

 10,827,325

 Integrated Oil & Gas - 2.4%

 211,988

 Gazprom  (A.D.R.) *

 $

 6,215,488

 50,507

 Lukoil Holding Sponsored (A.D.R.) *

 3,595,593

 235,900

 Petroleo Brasileiro SA *

 4,626,435

 $

 14,437,516

 Oil & Gas Exploration & Production - 6.4%

 3,666,700

 CNOOC Ltd.

 $

 8,360,851

 67,746

 Novatek OAO - (G.D.R.) REG S *

 8,849,176

 456,703

 Pacific Rubiales Energy Corp.

 15,275,936

 122,604

 Petrominerales Ltd. *

 5,104,345

 $

 37,590,308

 Oil & Gas Refining & Marketing - 1.9%

 35,014

 S-OIL Corp. *

 $

 3,347,364

 322,600

 Tupras-Turkiye Petrol Rafinerileri A.S. *

 8,032,505

 $

 11,379,869

 Total Energy

 $

 74,235,018

 Materials - 21.8%

 Commodity Chemicals - 2.9%

 9,621

 Honam Petrochemical Corp. *

 $

 2,671,745

 3,989,800

 Petronas Chemicals (G.D.R.) *

 8,262,807

 1,289,200

 PTT Chemical Plc *

 6,127,844

 $

 17,062,396

 Construction Materials - 1.9%

 4,605,200

 PT Indocement Tunggal Prakarsa Tbk

 $

 7,529,518

 10,642,000

 West China Cement Ltd. *

 3,674,644

 $

 11,204,162

 Diversified Metals & Mining - 5.9%

 184,333

 Eurasian Natural Resources Corp.

 $

 2,890,561

 148,310

 Exxaro Resources Ltd. *

 3,240,315

 99,994

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 5,294,682

 135,312

 KGHM POLSKA MIE SA *

 8,303,832

 11,442

 Korea Zinc Co. *

 3,412,308

 3,050,873

 Nuevo Grupo Mexico SA

 11,626,503

 $

 34,768,201

 Gold - 2.7%

 185,027

 Gold Fields Ltd.

 $

 3,295,385

 593,929

 IAMGOLD Corp.

 12,591,295

 $

 15,886,680

 Precious Metals & Minerals - 1.8%

 145,897

 Compania de Minas Buenaventura S.A.A. *

 $

 6,809,013

 201,562

 Polymetal Inc. *

 3,813,952

 $

 10,622,965

 Steel - 6.6%

 196,849

 Companhia Vale do Rio Doce

 $

 6,738,141

 49,007

 Hyundai Steel Co. *

 5,655,821

 113,802

 Kumba Iron Ore Ltd.

 7,661,967

 611,284

 Vale SA  (A.D.R.) (b)

 18,320,181

 $

 38,376,110

 Total Materials

 $

 127,920,514

 Capital Goods - 6.8%

 Construction & Engineering - 0.7%

 3,649,800

 China Railways Construction Corp. *

 $

 4,098,862

 Construction & Farm Machinery & Heavy Trucks - 4.7%

 39,362

 Hyundai Heavy Industries Co., Ltd. *

 $

 15,278,934

 498,813

 Tata Motors Ltd. *

 11,978,412

 $

 27,257,346

 Industrial Conglomerates - 1.4%

 1,005,546

 KOC Holding AS *

 $

 4,214,639

 34,844

 SK Corp. *

 4,117,291

 $

 8,331,930

 Total Capital Goods

 $

 39,688,138

 Automobiles & Components - 4.3%

 Automobile Manufacturers - 4.3%

 5,760,000

 Dongfeng Motor Group Co., Ltd. *

 $

 10,084,009

 1,817,000

 Great Wall Holdings Co., Ltd. * (b)

 2,843,611

 109,149

 Kia Motors Corp. *

 5,585,329

 1,094,400

 PT ASTRA International Tbk

 6,500,376

 $

 25,013,325

 Total Automobiles & Components

 $

 25,013,325

 Consumer Durables & Apparel - 0.7%

 Homebuilding - 0.7%

 542,252

 MRV Engeharia SA*

 $

 4,304,001

 Total Consumer Durables & Apparel

 $

 4,304,001

 Consumer Services - 2.1%

 Casinos & Gaming - 2.1%

 3,753,910

 Sands China Ltd. *

 $

 8,949,183

 1,162,116

 Wynn Macau Ltd. *

 3,171,690

 $

 12,120,873

 Total Consumer Services

 $

 12,120,873

 Media - 1.3%

 Cable & Satellite - 1.3%

 137,198

 Naspers Ltd. *

 $

 7,788,462

 Total Media

 $

 7,788,462

 Retailing - 0.5%

 Department Stores - 0.5%

 7,856

 Lotte Shopping Co., Ltd. *

 $

 2,743,892

 Total Retailing

 $

 2,743,892

 Food Beverage & Tobacco - 1.4%

 Packaged Foods & Meats - 0.9%

 6,782,000

 Charoen Pokphand Foods PCL *

 $

 5,164,916

 Tobacco - 0.5%

 864,416

 ITC Ltd. *

 $

 3,232,188

 Total Food Beverage & Tobacco

 $

 8,397,104

 Household & Personal Products - 2.5%

 Household Products - 0.5%

 9,070

 LG Household & Health Care Ltd. *

 $

 2,885,237

 Personal Products - 2.0%

 562

 Hypermaracas SA Sao Paulo *

 $

 352,253

 681,209

 Hypermarcas SA *

 7,735,895

 562

 Hypermarcas SA *

 354,901

 128,212

 Natura Cosmeticos SA

 3,270,203

 $

 11,713,252

 Total Household & Personal Products

 $

 14,598,489

 Health Care Equipment & Services - 1.1%

 Health Care Services - 1.1%

 519,541

 Diagnosticos da America SA *

 $

 6,184,046

 Total Health Care Equipment & Services

 $

 6,184,046

 Pharmaceuticals & Biotechnology - 3.7%

 Pharmaceuticals - 3.7%

 534,338

 Aspen Pharmacare Holdings LT

 $

 6,241,752

 363,060

 Celltrion, Inc. *

 10,373,633

 2,397,085

 Genomma Lab Internacional SA de CV *

 5,304,320

 $

 21,919,705

 Total Pharmaceuticals & Biotechnology

 $

 21,919,705

 Banks - 8.6%

 Diversified Banks - 8.6%

 229,683

 Banco Bradesco SA (A.D.R.) * (b)

 $

 4,497,193

 429,618

 Banco do Brasil SA

 7,622,796

 10,005,000

 Bnk Mandiri Tbk

 6,590,309

 7,250,500

 China Minsheng Banking Corp., Ltd. *

 6,342,049

 3,921,400

 CIMB Group Holdings Bhd

 10,387,058

 75,150

 Hana Financial Holdings *

 3,018,903

 909,400

 Kasikornbank *

 3,612,899

 106,081

 State Bank of India Ltd. *

 6,202,346

 441,505

 Turkiye Garanti Bankasi AS

 1,955,314

 $

 50,228,867

 Total Banks

 $

 50,228,867

 Diversified Financials - 0.5%

 Diversified Finance Services - 0.5%

 1,457,000

 AMMB Holdings Bhd.

 $

 2,972,317

 Total Diversified Financials

 $

 2,972,317

 Insurance - 2.1%

 Life & Health Insurance - 1.3%

 729,500

 Ping An Insurance (Group) Company of China Ltd. *

 $

 7,526,267

 Multi-Line Insurance - 0.8%

 38,358

 Powszechny Zaklad Ubezpieczen SA

 $

 4,649,654

 Total Insurance

 $

 12,175,921

 Real Estate - 1.3%

 Real Estate Development - 0.5%

 1,682,000

 China Overseas Land & Investment Ltd.

 $

 2,797,630

 Residential Real Estate Investment Trust - 0.8%

 2,895,367

 Emlak Konut Gayrimenkul Yatirim Ortakligi AS *

 $

 4,546,257

 Total Real Estate

 $

 7,343,887

 Software & Services - 4.3%

 Internet Software & Services - 1.5%

 344,900

 Tencent Holdings Ltd. *

 $

 9,186,711

 It Consulting & Other Services - 2.8%

 86,700

 Infosys Technologies Ltd. (A.D.R.) * (b)

 $

 5,782,890

 424,320

 Tata Consultancy Services, Ltd.

 10,455,630

 $

 16,238,520

 Total Software & Services

 $

 25,425,231

 Technology Hardware & Equipment - 6.0%

 Communications Equipment - 5.1%

 15,668,000

 China Wireless Technologies Ltd. *

 $

 5,857,897

 453,000

 HTC Corp. *

 16,457,423

 1,608,200

 ZTE Corp. *

 7,428,587

 $

 29,743,907

 Computer Hardware - 0.9%

 3,086,411

 Wistron Corp.

 $

 5,505,624

 Total Technology Hardware & Equipment

 $

 35,249,531

 Semiconductors - 3.0%

 Semiconductors - 3.0%

 1,356,000

 Radiant Opto-Electronics Corp. *

 $

 3,024,053

 1,205,176

 Taiwan Semiconductor Manufacturing Co. (A.D.R.)

 14,811,613

 $

 17,835,666

 Total Semiconductors

 $

 17,835,666

 Telecommunication Services - 3.4%

 Integrated Telecom Services - 0.6%

 1,133,800

 Chunghwa Telecom Co., Ltd.

 $

 3,356,290

 Wireless Telecommunication Services - 2.8%

 3,673,400

 Axiata Group Bhd *

 $

 5,882,441

 49,306

 Millicom International Cellular SA *

 4,319,206

 165,932

 Tim Participacoes SA * (b)

 6,424,887

 $

 16,626,534

 Total Telecommunication Services

 $

 19,982,824

 TOTAL COMMON STOCKS

 (Cost  $423,853,990)

 $

 516,127,811

 Principal

 TEMPORARY CASH INVESTMENTS - 2.1%

  Value

 Amount ($)

 Securities Lending Collateral  - 2.1% (c)

 Certificates of Deposit:

 293,083

 Banco Santander NY, 0.49%, 3/14/11

 $

 293,083

 366,353

 Bank of Nova Scotia, 0.33%, 9/29/11

 366,353

 293,083

 BBVA Group NY, 0.37%, 3/8/11

 293,083

 256,447

 BBVA Group NY, 0.86%, 7/26/11

 256,447

 73,271

 BBVA Group NY, 0.45%, 3/14/11

 73,271

 366,353

 BNP Paribas Bank NY, 0.34%, 5/9/11

 366,353

 366,353

 Canadian Imperial Bank of Commerce NY, 0.25%, 4/27/11

 366,353

 366,353

 DnB NOR Bank ASA NY, 0.25%, 3/7/11

 366,353

 183,168

 National Australia Bank NY, 0.32%, 10/19/11

 183,168

 366,353

 Nordea NY, 0.3%, 4/13/11

 366,353

 366,353

 RoboBank Netherland NV NY, 0.33%, 8/8/11

 366,353

 366,353

 Royal Bank of Canada NY, 0.4%, 12/2/11

 366,353

 366,353

 Skandinav Enskilda Bank NY, 0.38%, 6/7/11

 366,353

 366,353

 Svenska NY, 0.28%, 5/12/11

 366,353

 366,353

 Westpac Banking Corp. NY, 0.4%, 12/6/11

 366,353

 $

 4,762,582

 Commercial Paper:

 146,541

 American Honda Finance, 0.35%, 1/11/12

 $

 146,541

 146,892

 American Honda Finance, 1.05%, 6/20/11

 146,892

 134,442

 Australia & New Zealand Banking Group, 0.91%, 8/4/11

 134,442

 372,744

 Caterpillar Financial Services Corp., 1.05%, 6/24/11

 372,744

 188,165

 FAIRPP, 0.27%, 3/7/11

 188,165

 366,372

 Federal Home Loan Bank, 0.33%, 6/1/11

 366,372

 36,626

 General Electric Capital Corp., 0.38%, 6/6/11

 36,626

 183,208

 General Electric Capital Corp., 0.39%, 4/28/11

 183,208

 292,938

 HSBC, 0.25%, 5/11/11

 292,938

 176,009

 JPMorgan Chase & Co., 0.43%, 12/21/11

 176,009

 128,509

 JPMorgan Chase & Co., 1.05%, 6/13/11

 128,509

 366,326

 OLDLLC, 0.27%, 3/11/11

 366,326

 183,095

 SOCNAM, 0.37%, 4/14/11

 183,095

 183,058

 SOCNAM, 0.37%, 5/3/11

 183,058

 366,353

 Toyota Motor Credit Corp., 0.4%, 9/8/11

 366,353

 219,730

 VARFUN, 0.27%, 4/20/11

 219,730

 219,813

 Wachovia, 0.40%, 3/22/11

 219,813

 146,621

 Wachovia, 0.43%, 10/15/11

 146,621

 $

 3,857,442

 Tri-party Repurchase Agreements:

 521,570

 Barclays Capital Plc, 0.18%, 3/1/11

 $

 521,570

 732,707

 Deutsche Bank Securities, Inc., 0.17%, 3/1/11

 732,707

 732,707

 HSBC Bank USA NA, 0.18%, 3/1/11

 732,707

 732,707

 RBS Securities, Inc., 0.18%, 3/1/11

 732,707

 $

 2,719,691

 Shares

 Money Market Mutual Funds:

 549,530

 Dreyfus Preferred Money Market Fund

 $

 549,530

 549,530

 Fidelity Prime Money Market Fund

 549,530

 $

 1,099,060

 Total Securities Lending Collateral

 (Cost  $12,438,775)

 $

 12,438,775

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $12,438,775)

 $

 12,438,775

 TOTAL INVESTMENT IN SECURITIES - 97.4%

 (Cost  $476,023,944) (a)

 $

 570,894,543

 OTHER ASSETS AND LIABILITIES - 2.6%

 $

 14,940,600

 TOTAL NET ASSETS - 100.0%

 $

 585,835,143

 (A.D.R.)

 American Depositary Receipt

 (G.D.R.)

 Global Depositary Receipt

 *

 Non-income producing security.

 (a)

 At February 28, 2011, the net unrealized loss on investments based on cost for federal income tax purposes of $486,254,411 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 89,666,987

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (5,026,855)

 Net unrealized loss

 $

 84,640,132

 (b)

 At February 28, 2011, the following securities were out on loan:

 Shares

 Description

 Value

       227,300

 Banco Bradesco SA (A.D.R.) *

 $

         4,450,534

       903,000

 Great Wall Holdings Co., Ltd. *

         1,425,067

         85,800

 Infosys Technologies Ltd. (A.D.R.) *

         5,722,860

         13,400

 Tim Participacoes SA *

            518,848

           5,800

 Vale SA  (A.D.R.)

            198,534

 Total

 $

       12,315,843

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 (d)

 Distributions of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

 Brazil

 21.2%

 India

 11.1%

 South Korea

 10.6%

 People's Republic of China

 8.7%

 Taiwan

 7.0%

 Indonesia

 5.4%

 Turkey

 5.1%

 South Africa

 4.8%

 Mexico

 4.2%

 Canada

 3.5%

 Russia

 3.3%

 Malaysia

 3.0%

 Hong Kong

 2.8%

 Thailand

 2.3%

 United States

 2.3%

 Poland

 2.1%

 United Kingdom

 1.4%

 Peru

 1.2%

 100.0%

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

$
35,654,505

$
6,673,452

$
-

$
42,327,957

 Common Stocks

120,442,871

395,684,940

-

516,127,811

 Rights/Warrants

-

-

-

-

 Temporary Cash Investments

-

11,339,715

-

11,339,715

 Money Market Mutual Funds

1,099,060

-

-

1,099,060

 Total

$
157,196,436

$
413,698,107

$
-

$
570,894,543

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Emerging Markets Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2011

* Print the name and title of each signing officer under his or her signature.